The Company and Significant Accounting Policies: (Details Narrative)	Mar. 31, 2021
Accounting Policies [Abstract]
Siembra Minera beneficial ownership by Venezuela	5500.00%
Siembra Minera beneficial ownership by Company	4500.00%